Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other non-current liabilities
Jackpot liabilities	$ 191,376	$ 203,468
Deferred revenue	60,831	66,220
Finance leases	60,766	62,142
Reserve for uncertain tax positions	34,447	14,733
Royalties payable	32,997	37,681
Italian staff severance fund	12,577	11,454
Other	53,119	48,858
Total other non-current liabilities	$ 446,113	$ 444,556